Expense Example {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-11 - Fidelity® International Discovery Fund	Dec. 30, 2021 USD ($)
Fidelity International Discovery Fund-Class A
Expense Example:
1 year	$ 702
3 years	969
5 years	1,257
10 years	2,074
Fidelity International Discovery Fund-Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity International Discovery Fund-Class C
Expense Example:
1 year	317
3 years	670
5 years	1,149
10 years	2,264
Fidelity International Discovery Fund-Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity International Discovery Fund-Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108